                                THE GALAXY FUND

                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY HIGH QUALITY BOND FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED JULY 12, 2000 TO
                       PROSPECTUS DATED FEBRUARY 29, 2000

RETAIL A SHARES--SALES CHARGES

    The footnote to the sales charge table on page 17 of the Prospectus under the heading "How to invest in the Funds--How sales charges work--Retail A Shares" is amended and restated to read as follows:

    There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs--Systematic withdrawal plan" below.

                                THE GALAXY FUND

                          GALAXY TAX-EXEMPT BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED JULY 12, 2000 TO
                       PROSPECTUS DATED FEBRUARY 29, 2000

RETAIL A SHARES--SALES CHARGES

    The footnote to the sales charge table on page 28 of the Prospectus under the heading "How to invest in the Funds--How sales charges work--Retail A Shares" is amended and restated to read as follows:

    There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs--Systematic withdrawal plan" below.

                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED JULY 12, 2000 TO
                       PROSPECTUS DATED FEBRUARY 29, 2000

RETAIL A SHARES--SALES CHARGES

    The footnote to the sales charge table on page 37 of the Prospectus under the heading "How to invest in the Funds--How sales charges work--Retail A Shares" is amended and restated to read as follows:

    There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs--Systematic withdrawal plan" below.

                                THE GALAXY FUND

                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                             GALAXY GROWTH FUND II

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED JULY 12, 2000 TO
            PROSPECTUS DATED JUNE 1, 2000 (AS REVISED JUNE 26, 2000)

RETAIL A SHARES--SALES CHARGES

    The footnote to the sales charge table on page 21 of the Prospectus under the heading "How to invest in the Funds--How sales charges work--Retail A Shares" is amended and restated to read as follows:

    There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs--Systematic withdrawal plan" below.

                                THE GALAXY FUND

                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                             GALAXY GROWTH FUND II

                                   BKB SHARES

                       SUPPLEMENT DATED JULY 12, 2000 TO
            PROSPECTUS DATED JUNE 1, 2000 (AS REVISED JUNE 26, 2000)

RETAIL A SHARES--SALES CHARGES

    The footnote to the sales charge table on page 21 of the Prospectus under the heading "How to invest in the Funds--How sales charges work--Retail A Shares" is amended and restated to read as follows:

    There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs--Systematic withdrawal plan" below.

                                THE GALAXY FUND

                            GALAXY MONEY MARKET FUND
                           GALAXY U.S. TREASURY FUND
                             GALAXY TAX-EXEMPT FUND
                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY HIGH QUALITY BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                          GALAXY ASSET ALLOCATION FUND
                         GALAXY GROWTH AND INCOME FUND
                        GALAXY INTERNATIONAL EQUITY FUND

                                   BKB SHARES

                       SUPPLEMENT DATED JULY 12, 2000 TO
                       PROSPECTUS DATED FEBRUARY 28, 2000

RETAIL A SHARES--SALES CHARGES

    The footnote to the sales charge table on page 40 of the Prospectus under the heading "How to invest in the Funds--How sales charges work--Retail A Shares" is amended and restated to read as follows:

    There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. Galaxy will waive this 1% CDSC on withdrawals of Retail A Shares made through Galaxy's Systematic Withdrawal Plan that don't annually exceed 12% of your account's value. See "Galaxy investor programs--Systematic withdrawal plan" below.